Property, plant and equipment Disclosure NBV Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Land and buildings	Plant and equipment	Computer equipment	Total
	€m	€m	€m	€m
Cost
Balance at December 31, 2017	117.4	242.5	3.2	363.1
Acquisitions through business combinations	32.7	28.1	0.5	61.3
Additions	6.7	24.5	5.3	36.5
Disposals	(3.5)	(0.5)	—	(4.0)
Effect of movements in foreign exchange	(1.5)	(4.4)	—	(5.9)
Balance at December 31, 2018	151.8	290.2	9.0	451.0
Additions	4.1	34.7	4.7	43.5
Disposals	(1.5)	(1.1)	—	(2.6)
Effect of movements in foreign exchange	1.8	8.1	0.1	10.0
Balance at December 31, 2019	156.2	331.9	13.8	501.9
Accumulated depreciation and impairment
Balance at December 31, 2017	8.2	57.4	2.1	67.7
Depreciation	7.2	31.7	0.4	39.3
Effect of movements in foreign exchange	(1.1)	(3.6)	(0.1)	(4.8)
Balance at December 31, 2018	14.3	85.5	2.4	102.2
Depreciation	7.7	34.4	1.5	43.6
Impairment	—	0.1	—	0.1
Disposals	—	(0.3)	—	(0.3)
Effect of movements in foreign exchange	1.0	5.3	—	6.3
Balance at December 31, 2019	23.0	125.0	3.9	151.9
Net book value December 31, 2017	109.2	185.1	1.1	295.4
Net book value December 31, 2018	137.5	204.7	6.6	348.8
Balance at December 31, 2019	133.2	206.9	9.9	350.0